INVESTMENTS, DEBT AND DERIVATIVES - Financial Liabilities, Narrative (Details) $ / shares in Units, ₽ in Millions, $ in Millions		3 Months Ended
	Sep. 17, 2025 USD ($)	Mar. 31, 2026 USD ($) warrant	Mar. 31, 2026 RUB (₽) warrant	Dec. 31, 2025 USD ($) warrant	Dec. 31, 2025 RUB (₽) warrant	Aug. 14, 2025 $ / shares shares	Aug. 13, 2025 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Number of warrants outstanding (in warrants) | warrant		7,666,528	7,666,528	7,666,528	7,666,528
Number of securities called by each warrant (in shares) | shares						1
Warrants exercise price (in dollars per share) | $ / shares						$ 11.50
Number of warrants exercised (in warrants) | warrant		0
Warrants, fair value gain (loss)		$ (1)
Financial liabilities at discounted redemption amount		2		$ 2
Financial liabilities at amortised cost		$ 496		487
Entities under common control
Disclosure of fair value measurement of liabilities [line items]
Lease liabilities, percentage with related parties		0.67	0.67
April 2025 Old Notes
Disclosure of fair value measurement of liabilities [line items]
Repayments of bonds, notes and debentures		$ 11
Repayments of bonds, notes and debentures, principal		10
Repayments of bonds, notes and debentures, interest		1
Loan Note Payable - VEON Amsterdam B.V. | VEON Amsterdam B.V.
Disclosure of fair value measurement of liabilities [line items]
Repayments of bonds, notes and debentures	$ 124
Repayments of bonds, notes and debentures, principal	122
Repayments of bonds, notes and debentures, interest	$ 2
Borrowings, interest rate							10.00%
Put option liability
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at discounted redemption amount		2		2
Bonds
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost		28		38
Bonds | April 2025 Old Notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost		14		24
Bonds | June 2025 Old Notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost		15	₽ 1,254	16	₽ 1,254
Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost		15		16
Loan Note Payable - VEON Amsterdam B.V.
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost		59		57
Loan Note Payable - VEON Amsterdam B.V. | VEON Amsterdam B.V.
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost		59
Notional amount							$ 178
Helsi put option liability | Put option liability
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at discounted redemption amount		1		1
Uklon put option liability | Put option liability
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at discounted redemption amount		1		$ 1
License for business support system | Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost		10
Contingent consideration | Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost		$ 4